FINANCE LEASE OBLIGATIONS AND OTHERS (Details 1)	Dec. 31, 2018 CNY (¥)
2019	¥ 274,920,585
2020	213,714,266
2021	124,790,398
Total minimum lease payments	613,425,249
Less: Amount representing interest	(35,231,837)
Present value of net minimum lease payments	578,193,412
Current portion	239,781,124
Non-current portion	¥ 338,412,288